11 Greenway Plaza, Suite 1000
Houston, TX 77046
invesco.com
November 6, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:	AIM Counselor Series Trust (Invesco Counselor Series Trust)
CIK 0001112996

Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement for Invesco Short Duration High Yield Municipal Fund as filed pursuant to Rule 497(e) under the 1933 Act on November 2, 2020 (Accession Number: 0001193125-20-283656).
Please direct any comments or questions to the undersigned, or contact me at Bonny Olvera or at bonny.olvera@invesco.com.
Very truly yours,
/s/ Bonny Olvera
Bonny Olvera Paralegal